Guarantor/Non-Guarantor Subsidiary Financial Information (Effect of the Adjustment on Equity) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Equity	$ 6,112	$ 6,341	$ 6,834	$ 8,019	$ 7,654
As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity				8,019
Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity				0
Parent company
Condensed Financial Statements, Captions [Line Items]
Equity	5,996	6,222	6,690	7,890
Parent company | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity				7,890
Parent company | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity				0
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Equity	4,146	4,248	4,466	3,915
Guarantor subsidiaries | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity				3,465
Guarantor subsidiaries | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity				450
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Equity	2,464	2,393	2,360	2,181
Non-guarantor subsidiaries | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity				1,716
Non-guarantor subsidiaries | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity				465
Eliminations
Condensed Financial Statements, Captions [Line Items]
Equity	(6,494)	(6,522)	(6,682)	(5,967)
Eliminations | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity				(5,052)
Eliminations | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity				$ (915)